Note 17 - Leases - Maturity of Operating Lease Liabilities (Details) $ in Millions	Sep. 30, 2022 USD ($)
2023	$ 6.7
2024	7.3
2025	7.4
2026	7.3
2027	7.3
Thereafter	72.8
Total undiscounted lease payments	108.8
Less present value discount	(28.6)
Total current and noncurrent lease liabilities	80.2
Spire Missouri [Member]
2023	0.4
2024	0.5
2025	0.4
2026	0.3
2027	0.2
Thereafter	0.2
Total undiscounted lease payments	2.0
Less present value discount	(0.1)
Total current and noncurrent lease liabilities	1.9
Spire Alabama Inc [Member]
2023	1.9
2024	2.1
2025	2.1
2026	2.2
2027	2.3
Thereafter	24.1
Total undiscounted lease payments	34.7
Less present value discount	(8.2)
Total current and noncurrent lease liabilities	$ 26.5